Discontinued operations (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income/(loss) from discontinued operations
Income tax expense/(benefit)	SFr 0	SFr 40	SFr 75
Income/(loss) from discontinued operations, net of tax	0	102	145
Operations-related
Income/(loss) from discontinued operations
Net revenues		31	233
Operating expenses		35	158
Income tax expense/(benefit)		1	38
Income/(loss) from discontinued operations, net of tax		(5)	37
Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses		54	93
Gain/(loss) on disposal		200	237
Income tax expense/(benefit)		39	36
Income/(loss) from discontinued operations, net of tax		107	108
PBWM Germany
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax		55	(13)
PBWM Germany | Operations-related
Income/(loss) from discontinued operations
Net revenues		27	52
Operating expenses		33	71
Income tax expense/(benefit)		0	(6)
Income/(loss) from discontinued operations, net of tax		(6)	(13)
PBWM Germany | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses		48
Gain/(loss) on disposal		109
Income/(loss) from discontinued operations, net of tax		61
ETF business
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax			115
ETF business | Operations-related
Income/(loss) from discontinued operations
Net revenues			29
Operating expenses			23
Income tax expense/(benefit)			5
Income/(loss) from discontinued operations, net of tax			1
ETF business | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses			11
Gain/(loss) on disposal			146
Income tax expense/(benefit)			21
Income/(loss) from discontinued operations, net of tax			114
Strategic Partners
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax			44
Strategic Partners | Operations-related
Income/(loss) from discontinued operations
Net revenues			33
Operating expenses			8
Income tax expense/(benefit)			10
Income/(loss) from discontinued operations, net of tax			15
Strategic Partners | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses			22
Gain/(loss) on disposal			91
Income tax expense/(benefit)			40
Income/(loss) from discontinued operations, net of tax			29
CFIG
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax		49	2
CFIG | Operations-related
Income/(loss) from discontinued operations
Net revenues		0	114
Operating expenses		0	51
Income tax expense/(benefit)		0	29
Income/(loss) from discontinued operations, net of tax		0	34
CFIG | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses		0	56
Gain/(loss) on disposal		91
Income tax expense/(benefit)		42	(24)
Income/(loss) from discontinued operations, net of tax		49	(32)
Bank
Income/(loss) from discontinued operations
Income tax expense/(benefit)	0	40	75
Income/(loss) from discontinued operations, net of tax	SFr 0	102	145
Bank | Operations-related
Income/(loss) from discontinued operations
Net revenues		31	233
Operating expenses		35	158
Income tax expense/(benefit)		1	38
Income/(loss) from discontinued operations, net of tax		(5)	37
Bank | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses		54	93
Gain/(loss) on disposal		200	237
Income tax expense/(benefit)		39	36
Income/(loss) from discontinued operations, net of tax		107	108
Bank | PBWM Germany
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax		55	(13)
Bank | PBWM Germany | Operations-related
Income/(loss) from discontinued operations
Net revenues		27	52
Operating expenses		33	71
Income tax expense/(benefit)		0	(6)
Income/(loss) from discontinued operations, net of tax		(6)	(13)
Bank | PBWM Germany | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses		48
Gain/(loss) on disposal		109
Income/(loss) from discontinued operations, net of tax		61
Bank | ETF business
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax			115
Bank | ETF business | Operations-related
Income/(loss) from discontinued operations
Net revenues			29
Operating expenses			23
Income tax expense/(benefit)			5
Income/(loss) from discontinued operations, net of tax			1
Bank | ETF business | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses			11
Gain/(loss) on disposal			146
Income tax expense/(benefit)			21
Income/(loss) from discontinued operations, net of tax			114
Bank | Strategic Partners
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax			44
Bank | Strategic Partners | Operations-related
Income/(loss) from discontinued operations
Net revenues			33
Operating expenses			8
Income tax expense/(benefit)			10
Income/(loss) from discontinued operations, net of tax			15
Bank | Strategic Partners | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses			22
Gain/(loss) on disposal			91
Income tax expense/(benefit)			40
Income/(loss) from discontinued operations, net of tax			29
Bank | CFIG
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax		49	2
Bank | CFIG | Operations-related
Income/(loss) from discontinued operations
Net revenues		0	114
Operating expenses		0	51
Income tax expense/(benefit)		0	29
Income/(loss) from discontinued operations, net of tax		0	34
Bank | CFIG | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses		0	56
Gain/(loss) on disposal		91
Income tax expense/(benefit)		42	(24)
Income/(loss) from discontinued operations, net of tax		SFr 49	SFr (32)